ACQUISITIONS AND DIVESTITURE OF BUSINESSES - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	9 Months Ended
	Dec. 31, 2025	Apr. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Allocations
Goodwill	$ 15,769		$ 14,713	$ 14,977
Fibrebond Corporation
Allocations
Accounts receivable	45	$ 50
Measurement Period Adjustments, Accounts receivable	(5)
Inventory	101	96
Measurement Period Adjustments, Inventory	5
Prepaid expenses and other current assets	67	72
Measurement Period Adjustments, Prepaid expenses and other current assets	(5)
Property, plant and equipment	117	104
Measurement Period Adjustments, Property, plant, and equipment	13
Other intangible assets	715	709
Measurement Period Adjustments, Other intangible assets	6
Other assets	3	3
Measurement Period Adjustments, Other assets	0
Accounts payable	(48)	(48)
Measurement Period Adjustments, Accounts payable	0
Other current liabilities	(80)	(106)
Measurement Period Adjustments, Other current liabilities	26
Other noncurrent liabilities	(25)	(2)
Measurement Period Adjustments, Other noncurrent liabilities	(23)
Total identifiable net assets	895	878
Measurement Period Adjustments, Total identifiable net assets	17
Goodwill	540	572
Measurement Period Adjustments, Goodwill	(32)
Total consideration, net of cash received	1,435	$ 1,450
Measurement Period Adjustments, Total consideration, net of cash received	$ (15)